CONTINGENCY	12 Months Ended
Dec. 31, 2020
CONTINGENCY [abstract]
Disclosure of contingency

1.               CONTINGENCY

There were no significant contingent liabilities as at December 31, 2020 and up to the date of approval of these financial statements.